Loans to customers (Tables)	12 Months Ended
Dec. 31, 2024
Loans To Customers
Schedule of breakdown of receivables

	2024	2023

Loans to individuals (i)	5,864,270	3,691,436
Loans to companies	252,185	22,334
Total loans	6,116,455	3,713,770
Loan ECL allowance	(794,570)	(512,134)
Total Loan ECL allowance	(794,570)	(512,134)
Total receivables	5,321,885	3,201,636
Fair value adjustment - portfolio hedge (note 19)	-	698
Total	5,321,885	3,202,334
(i)	As of December 31, 2024 US$1,387,697 referred to secured loans (US$250,876 as of December 31, 2023).

Schedule of loans to customers by maturity

	2024		2023
	Amount	%	Amount	%
Installments due in:
Up to 30 days	758,514	12.4%	551,677	14.8%
30 to 60 days	714,740	11.7%	520,450	14.0%
60 to 90 days	579,491	9.5%	379,148	10.2%
90 to 360 days	2,361,344	38.6%	1,629,511	43.9%
Over 360 days	1,460,397	23.9%	486,991	13.1%
Total not overdue installments	5,874,486	96.1%	3,567,777	96.0%

Installments overdue by:
Up to 30 days	89,590	1.5%	53,986	1.5%
30 to 60 days	44,183	0.7%	32,469	0.9%
60 to 90 days	33,167	0.5%	23,135	0.7%
Over 90 days	75,029	1.2%	36,403	0.9%
Total overdue installments	241,969	3.9%	145,993	4.0%
Total	6,116,455	100.0%	3,713,770	100.0%

Schedule of credit loss allowance by stages

	2024					2023
	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio
Stage 1	4,728,358	77.3%	239,306	30.1%	5.1%	2,831,131	76.2%	145,341	28.4%	5.1%

Stage 2	1,054,416	17.2%	325,020	40.9%	30.8%	648,296	17.5%	223,982	43.7%	34.5%
Absolute Trigger (Days Late)	180,780	17.1%	150,723	46.4%	83.4%	138,919	21.4%	113,649	50.7%	81.8%
Relative Trigger (PD deterioration)	873,636	82.9%	174,297	53.6%	20.0%	509,377	78.6%	110,333	49.3%	21.7%

Stage 3	333,681	5.5%	230,244	29.0%	69.0%	234,343	6.3%	142,811	27.9%	60.9%
Total	6,116,455	100.0%	794,570	100.0%	13.0%	3,713,770	100.0%	512,134	100.0%	13.8%

Schedule of credit loss allowance - by credit quality vs stages

	2024					2023
	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio
Strong (PD < 5%)	1,954,790	31.9%	19,761	2.4%	1.0%	1,437,136	38.7%	14,129	2.8%	1.0%
Stage 1	1,883,302	96.3%	18,678	94.5%	1.0%	1,396,591	97.2%	13,441	95.1%	1.0%
Stage 2	71,488	3.7%	1,083	5.5%	1.5%	40,545	2.8%	688	4.9%	1.7%

Satisfactory (5% <= PD <= 20%)	2,101,425	34.4%	113,253	14.3%	5.4%	1,228,949	33.1%	69,361	13.5%	5.6%
Stage 1	1,855,922	88.3%	97,439	86.0%	5.3%	1,081,293	88.0%	59,291	85.5%	5.5%
Stage 2	245,503	11.7%	15,814	14.0%	6.4%	147,656	12.0%	10,070	14.5%	6.8%

Higher Risk (PD > 20%)	2,060,240	33.7%	661,556	83.3%	32.1%	1,047,685	28.2%	428,644	83.7%	40.9%
Stage 1	989,134	48.0%	123,189	18.6%	12.5%	353,247	33.7%	72,609	17.0%	20.6%
Stage 2	737,425	35.8%	308,123	46.6%	41.8%	460,095	43.9%	213,224	49.7%	46.3%
Stage 3	333,681	16.2%	230,244	34.8%	69.0%	234,343	22.4%	142,811	33.3%	60.9%
Total	6,116,455	100.0%	794,570	100.0%	13.0%	3,713,770	100.0%	512,134	100.0%	13.8%

Schedule of credit quality classification

	Stage 1 and 2		Stage 3
Default grade	Probability of default	Credit quality description	Probability of default	Credit quality description
1	<1%	Strong	-	-
2	1.0% to 5.0%	Strong	-	-
3	5.0% to 20.0%	Satisfactory	-	-
4	20.0% to 35.0%	Higher Risk	-	-
5	>35%	Higher Risk	100%	Higher Risk

Schedule of credit loss allowance

	2024
	Stage 1	Stage 2	Stage 3	Total

Credit loss allowance at beginning of year	145,341	223,982	142,811	512,134
Transfers from Stage 1 to Stage 2	(7,427)	7,427	-	-
Transfers from Stage 2 to Stage 1	20,922	(20,922)	-	-
Transfers to Stage 3	(37,546)	(137,580)	175,126	-
Transfers from Stage 3	9,722	8,738	(18,460)	-
Write-offs	-	-	(814,913)	(814,913)
Net increase of loss allowance (note 7)	155,419	310,387	791,552	1,257,358
New originations (a)	673,604	152,915	33,976	860,495
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(518,185)	157,472	757,576	396,863
Changes to models used in calculation (b)	-	-	-	-
Effect of changes in exchange rates (OCI)	(47,125)	(67,012)	(45,872)	(160,009)
Credit loss allowance at end of the year	239,306	325,020	230,244	794,570

	2023
	Stage 1	Stage 2	Stage 3	Total

Credit loss allowance at beginning of year	76,454	148,233	75,536	300,223
Transfers from Stage 1 to Stage 2	(7,551)	7,551	-	-
Transfers from Stage 2 to Stage 1	16,983	(16,983)	-	-
Transfers to Stage 3	(20,574)	(111,067)	131,641	-
Transfers from Stage 3	4,117	4,943	(9,060)	-
Write-offs	-	-	(451,387)	(451,387)
Net increase of loss allowance (note 7)	68,198	177,680	388,478	634,356
New originations (a)	385,391	82,037	18,674	486,102
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(314,926)	100,038	371,982	157,094
Changes to models used in calculation (b)	(2,267)	(4,395)	(2,178)	(8,840)
Effect of changes in exchange rates (OCI)	7,714	13,625	7,603	28,942
Credit loss allowance at end of the year	145,341	223,982	142,811	512,134

	2022
	Stage 1	Stage 2	Stage 3	Total

Credit loss allowance at beginning of year	68,926	72,935	55,675	197,536
Transfers from Stage 1 to Stage 2	(6,642)	6,642	-	-
Transfers from Stage 2 to Stage 1	5,946	(5,946)	-	-
Transfers to Stage 3	(18,294)	(60,238)	78,532	-
Transfers from Stage 3	647	619	(1,266)	-
Write-offs	-	-	(408,605)	(408,605)
Net increase of loss allowance (note 7)	21,986	131,510	348,347	501,843
New originations (a)	217,837	45,537	9,176	272,550
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(212,730)	82,776	337,509	207,555
Changes to models used in calculation (b)	16,879	3,197	1,662	21,738
Effect of changes in exchange rates (OCI)	3,885	2,711	2,853	9,449
Credit loss allowance at end of the year	76,454	148,233	75,536	300,223

Schedule of net change of gross carrying amount includes acquisitions, payments, and interest accruals

	2024
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of the year	2,831,131	648,296	234,343	3,713,770
Transfers from Stage 1 to Stage 2	(72,261)	72,261	-	-
Transfers from Stage 2 to Stage 1	105,872	(105,872)	-	-
Transfers to Stage 3	(286,753)	(251,924)	538,677	-
Transfers from Stage 3	11,164	9,941	(21,105)	-
Write-offs	-	-	(814,913)	(814,913)
Net increase of gross carrying amount	3,103,740	898,618	468,189	4,470,547
Effect of changes in exchange rates (OCI)	(964,535)	(216,904)	(71,510)	(1,252,949)
Gross carrying amount at end of the year	4,728,358	1,054,416	333,681	6,116,455

	2023
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of year	1,521,040	351,166	104,293	1,976,499
Transfers from Stage 1 to Stage 2	(81,641)	81,641	-	-
Transfers from Stage 2 to Stage 1	70,293	(70,293)	-	-
Transfers to Stage 3	(159,879)	(186,661)	346,540	-
Transfers from Stage 3	4,548	5,676	(10,224)	-
Write-offs	-	-	(451,387)	(451,387)
Net increase of gross carrying amount	1,311,806	428,807	232,682	1,973,295
Effect of changes in exchange rates (OCI)	164,964	37,960	12,439	215,363
Gross carrying amount at end of the year	2,831,131	648,296	234,343	3,713,770

	2022
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of year	1,129,522	200,040	62,788	1,392,350
Transfers from Stage 1 to Stage 2	(63,015)	63,015	-	-
Transfers from Stage 2 to Stage 1	31,475	(31,475)	-	-
Transfers to Stage 3	(149,355)	(112,901)	262,256	-
Transfers from Stage 3	735	701	(1,436)	-
Write-offs	-	-	(408,605)	(408,605)
Net increase of gross carrying amount	515,802	223,713	186,632	926,147
Effect of changes in exchange rates (OCI)	55,876	8,073	2,658	66,607
Gross carrying amount at end of the year	1,521,040	351,166	104,293	1,976,499